Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Risk and Uncertainty [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.
In the event of termination of the Plan, all amounts credited to the Participants will become fully vested, and all assets remaining after payments of any expenses properly chargeable against the Plan will be distributed to the Participants pro rata in accordance with the value of each Participant’s Account on the date of such termination.